Risk management and financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Recurring - Level 2 - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Swap | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap - non-current assets	$ 1.5	$ 2.7
Interest rate swaps - current liabilities	25.9	39.0
Interest Rate Swap | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap - non-current assets	1.5	2.7
Interest rate swaps - current liabilities	25.9	39.0
Currency Forward Contracts | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Currency forward contracts - current liabilities	0.0	8.4
Currency Forward Contracts | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Currency forward contracts - current liabilities	0.0	8.4
Cross Currency Interest Rate Contract | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency swap - current liabilities	98.6	64.4
Cross Currency Interest Rate Contract | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross Currency swap - current liabilities	98.6	64.4
Designated as Hedging Instrument | Interest Rate Swap | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - current liabilities	2.3	2.5
Designated as Hedging Instrument | Interest Rate Swap | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps - current liabilities	$ 2.3	$ 2.5